Employee Benefit Liabilities, Net (Details) - Schedule of changes in present value of defined benefit obligation - Defined Benefit Obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Liabilities, Net (Details) - Schedule of changes in present value of defined benefit obligation [Line Items]
Balance at January 1,	$ 5,606	$ 5,058
Interest costs	84	84
Current service cost	281	264
Past service cost	415
Benefits paid	(1,309)	(102)
Demographic assumptions	10	(3)
Financial assumptions	33	(124)
Past Experience	149	33
Currency Exchange	165	396
Balance at December 31,	$ 5,434	$ 5,606